RELATED PARTIES	9 Months Ended
Sep. 30, 2021
Related Party [Abstract]
RELATED PARTIES	RELATED PARTIESFor the nine and three-month periods ended September 30, 2021, there were no material transactions and there were no material balances recognized with related parties as of this date.